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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [X]; Amendment Number: 2

     This Amendment (Check only one.): [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Assets Investment Management, LLC
Address: 11455 El Camino Real
         Suite 200
         San Diego, CA 92130

Form 13F File Number: 028-12131

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ernest S. Rady
Title:            Chief Investment Officer
Phone:            858-350-2600



Signature, Place, and Date of Signing:


/s/  Ernest S. Rady                  	 San Diego, CA   8/5/2011
-------------------------------------   -------------   ----------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:        104
Form 13F Information Table Value Total:      $ 113,350
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name
---   ---------------------   ----

                           Form 13-F Information Table
                            as of December 31, 2010

                                                                                                    VOTING AUTHORITY
                                   TITLE              VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER  ---------------------
         NAME OF ISSUER          OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------------- -------- --------- -------- --------- --- ---- ------- -------- --------- ------ ----

ABBOTT LABORATORIES		Common Stock	002824-10-0	 2,396 	50,000 	Sole	N/A	All
ACTIVISION BLIZZARD INC		Common Stock	00507V-10-9	   318 	25,550 	Sole	N/A	All
ADOBE SYS INC			Common Stock	00724F-10-1	   199 	 6,480 	Sole	N/A	All
AEGEAN MARINE PETRO NETWORK INC	Common Stock	Y0017S-10-2	   159 	15,240 	Sole	N/A	All
ALEXANDRIA REAL ESTATE EQUITIES	Common Stock	015271-10-9	   147 	 2,000 	Sole	N/A	All
ALKERMES INC			Common Stock	01642T-10-8	   491 	40,000 	Sole	N/A	All
AMBAC FINANCIAL GROUP INC     	Common Stock	023139-10-8	     2 	15,600 	Sole	N/A	All
AMERICAN ELEC PWR		Common Stock	025537-10-1	 1,799 	50,000 	Sole	N/A	All
AMERICAN EXPRESS		Common Stock	025816-10-9	   884 	20,600 	Sole	N/A	All
AMERISOURCEBER			Common Stock	03073E-10-5	   614 	18,000 	Sole	N/A	All
APACHE CORP			Common Stock	037411-10-5	   835 	 7,000 	Sole	N/A	All
BANCO SANTANDER			Common Stock	05964H-10-5	 1,207 113,300  Sole	N/A	All
BANK AMER CORP			Common Stock	060505-10-4	 5,398 404,662  Sole	N/A	All
BANK AMER CORP WTS		Common Stock	060505-15-3	   267 100,000  Sole	N/A	All
BANK OF NEW YORK MELLON		Common Stock	064058-10-0	 1,682 	55,700 	Sole	N/A	All
BAXTER INTERNATIONAL INC	Common Stock	071813-10-9	 2,151 	42,500 	Sole	N/A	All
BERKSHIRE HATHAWAY B		Common Stock	084670-70-2	    20 	   250 	Sole	N/A	All
BIOMED REALTY TRUST INC		Common Stock	09063H-10-7	   112 	 6,000 	Sole	N/A	All
BP PLC ADR			Common Stock	055622-10-4	10,115 229,000  Sole	N/A	All
CABOT OIL & GAS CORP		Common Stock	127097-10-3	   335 	 8,840 	Sole	N/A	All
CAPITAL ONE			Common Stock	14040H-10-5	   898 	21,100 	Sole	N/A	All
CARDINAL HEALTH INC		Common Stock	14149Y-10-8	 1,145 	29,891 	Sole	N/A	All
CAREFUSION CORP			Common Stock	14170T-10-1	   641 	24,945 	Sole	N/A	All
CEPHALON INC			Common Stock	156708-10-9	   217 	 3,515 	Sole	N/A	All
CHESAPEAKE ENERGY CORP		Common Stock	165167-10-7	   861 	33,225 	Sole	N/A	All
CHEVRON CORPORATION		Common Stock	166764-10-0	 3,833 	42,000 	Sole	N/A	All
CISCO SYSTEMS INC		Common Stock	17275R-10-2	 1,315 	65,000 	Sole	N/A	All
CITIGROUP INC			Common Stock	172967-10-1	   464 	98,000 	Sole	N/A	All
COBALT INTL ENERGY INC		Common Stock	19075F-10-6	   460 	37,708 	Sole	N/A	All
COCA COLA			Common Stock	191216-10-0	 1,973 	30,000 	Sole	N/A	All
CONOCOPHILLIPS			Common Stock	20825C-10-4	 2,928 	43,000 	Sole	N/A	All
CORESITE RLTY CORP		Common Stock	21870Q-10-5	   177 	13,000 	Sole	N/A	All
COVIDIEN PLC			Common Stock	G2554F-10-5	 2,055 	45,000 	Sole	N/A	All
DIANA SHIPPING INC		Common Stock	Y2066G-10-4	   160 	13,335 	Sole	N/A	All
DIGITAL REALTY TRUST INC	Common Stock	253868-10-3	   214 	 4,150 	Sole	N/A	All
DUKE ENERGY			Common Stock	26441C-10-5	   891 	50,000 	Sole	N/A	All
DUKE REALTY CORP		Common Stock	264411-50-5	   162 	13,000 	Sole	N/A	All
DUPONT FABROS TECHNOLOGY INC	Common Stock	26613Q-10-6	   128 	 6,000 	Sole	N/A	All
ENERGY TRANSFER PARTNERS LP	Common Stock	29273R-10-9	   259 	 5,000 	Sole	N/A	All
EXCEL TR INC			Common Stock	30068C-10-9	   484 	40,000 	Sole	N/A	All
EXXON MOBIL CORP		Common Stock	30231G-10-2	 1,828 	25,000 	Sole	N/A	All
FELCOR LODGING TRUST INC	Common Stock	31430F-10-1	    70 	10,000 	Sole	N/A	All
FLIR SYS INC			Common Stock	302445-10-1	   387 	13,000 	Sole	N/A	All
FRONTLINE LTD			Common Stock	G3682E-12-7	   145 	 5,715 	Sole	N/A	All
GEN PROBE INC			Common Stock	36866T-10-3	 1,167 	20,000 	Sole	N/A	All
GENCO SHIPPING & TRADING LTD	Common Stock	Y2685T-10-7	   154 	10,668 	Sole	N/A	All
GENERAL ELECTRIC CO		Common Stock	369604-10-3	 5,961 325,900  Sole	N/A	All
GENERAL GROWTH PROPERTIES	Common Stock	370023-10-3	   774 	50,000 	Sole	N/A	All
GILEAD SCIENCES INC		Common Stock	375558-10-3	   302 	 8,330 	Sole	N/A	All
GOLDMAN SACHS			Common Stock	38141G-10-4	 2,145 	12,756 	Sole	N/A	All
GOOGLE INC A			Common Stock	38259P-50-8	   204 	   344 	Sole	N/A	All
GREATBATCH INC			Common Stock	39153L-10-6	   725 	30,000 	Sole	N/A	All
HARTFORD FINL SVCS GRP		Common Stock	416515-10-4	 1,073 	40,500 	Sole	N/A	All
HOST HOTELS & RESORTS INC	Common Stock	44107P-10-4	   631 	35,311 	Sole	N/A	All
HUNTINGTON BANCSHARES INC	Common Stock	446150-10-4	   172 	25,000 	Sole	N/A	All
INTEL CORP			Common Stock	458140-10-0	   946 	45,000 	Sole	N/A	All
JOHNSON & JOHNSON		Common Stock	478160-10-4	 2,165 	35,000 	Sole	N/A	All
JP MORGAN CHASE & CO		Common Stock	46625H-10-0	   636 	15,000 	Sole	N/A	All
KROGER CO			Common Stock	501044-10-1	   447 	20,000 	Sole	N/A	All
LAS VEGAS SANDS CORP		Common Stock	517834-10-7	    92 	 2,000 	Sole	N/A	All
LOWES COMPANIES INC		Common Stock	548661-10-7	   376 	15,000 	Sole	N/A	All
MACERICH CO			Common Stock	554382-10-1	 6,117 129,126  Sole	N/A	All
MANULIFE FINANCIAL CORP		Common Stock	56501R-10-6	 1,804 105,000  Sole	N/A	All
MCKESSON CORP			Common Stock	58155Q-10-3	 1,443 	20,500 	Sole	N/A	All
MERCK & CO			Common Stock	58933Y-10-5	 1,802 	50,000 	Sole	N/A	All
METLIFE INC			Common Stock	59156R-10-8	 1,733 	39,000 	Sole	N/A	All
MGIC INVESTMENT CORP		Common Stock	552848-10-3	    92 	 9,000 	Sole	N/A	All
MICRON TECHNOLOGY INC		Common Stock	595112-10-3	   183 	22,800 	Sole	N/A	All
MICROSOFT CORP			Common Stock	594918-10-4	 1,087 	38,937 	Sole	N/A	All
MORGAN STANLEY			Common Stock	617446-44-8	 1,465 	53,850 	Sole	N/A	All
NUVASIVE INC			Common Stock	670704-10-5	   194 	 7,560 	Sole	N/A	All
NV ENERGY INC			Common Stock	67073Y-10-6	   281 	20,000 	Sole	N/A	All
ONEOK PARTNERS			Common Stock	68268N-10-3	   700 	 8,800 	Sole	N/A	All
OVERSEAS SHIPHOLDING 		Common Stock	690368-10-5	 4,286 121,000  Sole	N/A	All
PENSKE AUTO GROUP		Common Stock	70959W-10-3	   260 	14,920 	Sole	N/A	All
PEPSICO				Common Stock	713448-10-8	 1,372 	21,000 	Sole	N/A	All
PFIZER INC			Common Stock	717081-10-3	 1,926 110,000  Sole	N/A	All
PG&E CORP			Common Stock	69331C-10-8	 1,387 	29,000 	Sole	N/A	All
PINNACLE WEST CAPITAL		Common Stock	723484-10-1	 1,865 	45,000 	Sole	N/A	All
PNC FINANCIAL SVC WTS		Common Stock	693475-12-1	   173 	12,000 	Sole	N/A	All
PPL CORPORATION			Common Stock	69351T-10-6	   790 	30,000 	Sole	N/A	All
PRUDENTIAL FINANCIAL		Common Stock	744320-10-2	   646 	11,000 	Sole	N/A	All
RANGE RESOURCES CORP		Common Stock	75281A-10-9	   314 	 6,970 	Sole	N/A	All
RESEARCH IN MOTION		Common Stock	760975-10-2	   220 	 3,785 	Sole	N/A	All
ROYAL DUTCH SHELL PLC           Common Stock	780259-20-6	 2,003 	30,000 	Sole	N/A	All
SANDRIDGE ENERGY INC		Common Stock	80007P-30-7	   277 	37,867 	Sole	N/A	All
SAVIENT PHARMACEUTICALS INC	Common Stock	80517Q-10-0	   263 	23,638 	Sole	N/A	All
SCHLUMBERGER LTD		Common Stock	806857-10-8	 1,137 	13,622 	Sole	N/A	All
SEAGATE TECHNOLOGY PLC		Common Stock	G7945M-10-7	   262 	17,400 	Sole	N/A	All
SOUTHERN COMPANY		Common Stock	842587-10-7	   573 	15,000 	Sole	N/A	All
SOUTHWESTERN ENERGY CO		Common Stock	845467-10-9	   243 	 6,490 	Sole	N/A	All
STARWOOD HOTELS			Common Stock	85590A-40-1	 1,945 	32,000 	Sole	N/A	All
STRATEGIC HOTELS & RESORTS INC	Common Stock	86272T-10-6	   223 	42,198 	Sole	N/A	All
TEVA PHARMACEUTICAL		Common Stock	881624-20-9	   224 	 4,290 	Sole	N/A	All
THORATEC CORPORATION		Common Stock	885175-30-7	   202 	 7,150 	Sole	N/A	All
TOYOTA MOTOR CORP ADR		Common Stock	892331-30-7	 1,452 	18,465 	Sole	N/A	All
TRANSATLANTIC HLDGS INC		Common Stock	893521-10-4	   206 	 4,000 	Sole	N/A	All
WALGREEN CO			Common Stock	931422-10-9	 1,169 	30,000 	Sole	N/A	All
WARNER CHILCOTT			Common Stock	G94368-10-0	   365 	16,187 	Sole	N/A	All
WELLS FARGO & CO		Common Stock	949746-10-1	 3,011 	97,162 	Sole	N/A	All
WESTERN UNION COMPANY		Common Stock	959802-10-9	   188 	10,100 	Sole	N/A	All
WTS JPMORGAN CHASE & COMPANY    Common Stock	46634E-11-4	    58 	 4,000 	Sole	N/A	All
WYNN RESORTS LTD		Common Stock	983134-10-7	   104 	 1,000 	Sole	N/A	All
HARTFORD FINANCIAL SERVICES    	Preferred Stock	416515-70- 8	   512 	20,000 	Sole	N/A	All





